Equity Instruments (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized expense at September 30, 2016	$ 1,906,000		$ 1,267,000
Weighted average remaining years to vest (in years)	2 years 5 months 23 days		2 years 7 months 28 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 1,044,000	$ 68,000	$ 903,000	$ 1,018,000
Research and Development Expense [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	0	5,000	89,000	519,000
Selling, General and Administrative Expenses [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 1,044,000	$ 63,000	$ 814,000	$ 499,000